Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Amortization of right-of-use asset	$ 5,761,176	$ 5,421,236
Weighted average remaining lease term		6 years 9 months 25 days
Weighted average discount rate		4.39%
Amortization of Right of Use [Member]
Leases [Line Items]
Amortization of right-of-use asset	$ 2,273,649	$ 2,171,124	$ 2,279,490